Lease Arrangements - Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Lease liabilities [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 3,049.0		$ 2,810.6
Noncurrent portion	28,755.3	$ 877.0	28,681.8
Lease liabilities	$ 31,804.3		$ 31,492.4